Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
The following table sets forth information concerning the compensation of our PEO and other NEOs for each of the fiscal years ending December 31, 2020, 2021, 2022, and 2023, and certain measures of our financial performance for each such fiscal year.

(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)

					Value of Initial Fixed $100 Investment Based on: (5)

Year	Summary Compensation Table Total for PEO (1) (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (Loss) (6) (in thousands)	Adjusted CASM ex-fuel (7)

2023	$6,601,404	$6,020,729	$2,939,369	$2,707,786	$43.70	$61.60	($447,464)	$0.0706

2022	$3,358,855	$2,638,268	$1,667,353	$1,317,722	$48.33	$48.03	($544,150)	$0.0673

2021	$3,871,281	$3,113,927	$1,671,535	$1,368,937	$54.20	$74.24	($472,569)	$0.0674

2020	$2,591,445	$618,389	$1,064,081	$370,397	$60.65	$75.55	($428,700)	$0.0790

(1)	Edward M. Christie III served as the principal executive officer (“PEO”) of the Company during 2020, 2021, 2022 and 2023.
(2)
The dollar amounts reported as total compensation for the Company’s PEO for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for the PEO, and the dollar amounts reported for the Company’s other NEOs as a group for each corresponding year are the average of the amounts reported in the “Total” column of the SCT for such non-PEO NEOs. Refer to “Compensation Discussion and Analysis–Compensation Tables–Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements for fiscal years 2022, 2021 and 2020 for additional information. The individuals comprising the non-PEO NEOs in each applicable year are as follows: (i) for 2023, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Rocky B. Wiggins; (ii) for 2022, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Melinda C. Grindle; (iii) for 2021, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Thomas C. Canfield; and (iv) for 2020, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Thomas C. Canfield.

(3)
The dollar amounts reported as “compensation actually paid” (“CAP”) to the Company’s PEO, and the dollar amounts reported as average CAP to the non-PEO NEOs as a group, were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO and NEOs during the applicable fiscal year. The valuation methodologies and assumptions used when calculating the equity values included in CAP are not materially different than those used when calculating the amounts included in the SCT. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the SCT for the PEO and Average SCT Total for the non-PEO NEOs for each applicable year to determine the CAP for our PEO and non-PEO NEOs for each such year:

Adjustments to PEO SCT Total
and Non-PEO NEO Average SCT Total

Year	PEO or NEOs	Reported Summary Compensation Table Total	Less Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value as of Fiscal Year- End from Prior Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Covered Fiscal Year
Plus/(Minus)
Change in Fair
Value as of
vesting Date
from Prior
Fiscal Year-
End of Option
Awards and
Stock Awards
Granted in
Prior Fiscal
Years for
Which
Applicable
Vesting
Conditions
Were Satisfied
During Fiscal
Year
								Less Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or other Earnings or Paid on Stock or Option Awards Not Otherwise Reflected in Total Compensation	Equals Compensation Actually Paid

2023	PEO	$6,601,404	$2,912,479	$2,738,976	($125,628)	($281,544)	$0	$0	$0	$6,020,729

2023	NEOs	$2,939,369	$949,975	$892,563	($58,396)	($115,775)	$0	$0	$0	$2,707,786

(a)
For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(4)
The selected TSR peer group is the NYSE Arca Airline Index (^XAL), which is an independently prepared index that includes companies in the airline industry, and which we used in the stock performance graph required by Item 201(e)(1)(ii) of Regulation S-K included in the Company’s audited consolidated financial statements included in our Annual Report on Form 10-K for fiscal year 2023.

(5)	The comparison of total shareholder returns assumes that $100 was invested on December 31, 2019, through the end of the covered fiscal year, in the Company and the NYSE Arca Airline Index (^XAL).
(6)
The dollar amounts reported in this column represent the amount of net income (loss) reflected in the Company’s audited consolidated financial statements included in our Annual Report on Form 10-K for the applicable year.

(7)
Pursuant to Item 402(v) of Regulation S-K, “Adjusted CASM ex-fuel” was determined to represent the most important financial measure linking compensation actually paid to our PEO and other NEOs in fiscal year 2023 to Company performance, and was therefore selected as the 2023 “Company-Selected Measure” (as defined in Item 402(v)). “Adjusted CASM ex-fuel” is a common metric used in the airline industry to measure an airline’s cost structure and efficiency, and is defined as operating costs, excluding aircraft fuel expense and special items, per available seat mile.

Company Selected Measure Name	Adjusted CASM ex-fuel
Named Executive Officers, Footnote	The dollar amounts reported as total compensation for the Company’s PEO for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for the PEO, and the dollar amounts reported for the Company’s other NEOs as a group for each corresponding year are the average of the amounts reported in the “Total” column of the SCT for such non-PEO NEOs. Refer to “Compensation Discussion and Analysis–Compensation Tables–Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements for fiscal years 2022, 2021 and 2020 for additional information. The individuals comprising the non-PEO NEOs in each applicable year are as follows: (i) for 2023, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Rocky B. Wiggins; (ii) for 2022, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Melinda C. Grindle; (iii) for 2021, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Thomas C. Canfield; and (iv) for 2020, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Thomas C. Canfield.
Peer Group Issuers, Footnote	The selected TSR peer group is the NYSE Arca Airline Index (^XAL), which is an independently prepared index that includes companies in the airline industry, and which we used in the stock performance graph required by Item 201(e)(1)(ii) of Regulation S-K included in the Company’s audited consolidated financial statements included in our Annual Report on Form 10-K for fiscal year 2023.
PEO Total Compensation Amount	$ 6,601,404	$ 3,358,855	$ 3,871,281	$ 2,591,445
PEO Actually Paid Compensation Amount	$ 6,020,729	2,638,268	3,113,927	618,389
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported as “compensation actually paid” (“CAP”) to the Company’s PEO, and the dollar amounts reported as average CAP to the non-PEO NEOs as a group, were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO and NEOs during the applicable fiscal year. The valuation methodologies and assumptions used when calculating the equity values included in CAP are not materially different than those used when calculating the amounts included in the SCT. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the SCT for the PEO and Average SCT Total for the non-PEO NEOs for each applicable year to determine the CAP for our PEO and non-PEO NEOs for each such year:

Adjustments to PEO SCT Total
and Non-PEO NEO Average SCT Total

Year	PEO or NEOs	Reported Summary Compensation Table Total	Less Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value as of Fiscal Year- End from Prior Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Covered Fiscal Year
Plus/(Minus)
Change in Fair
Value as of
vesting Date
from Prior
Fiscal Year-
End of Option
Awards and
Stock Awards
Granted in
Prior Fiscal
Years for
Which
Applicable
Vesting
Conditions
Were Satisfied
During Fiscal
Year
								Less Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or other Earnings or Paid on Stock or Option Awards Not Otherwise Reflected in Total Compensation	Equals Compensation Actually Paid

2023	PEO	$6,601,404	$2,912,479	$2,738,976	($125,628)	($281,544)	$0	$0	$0	$6,020,729

2023	NEOs	$2,939,369	$949,975	$892,563	($58,396)	($115,775)	$0	$0	$0	$2,707,786

Non-PEO NEO Average Total Compensation Amount	$ 2,939,369	1,667,353	1,671,535	1,064,081
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,707,786	1,317,722	1,368,937	370,397
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported as “compensation actually paid” (“CAP”) to the Company’s PEO, and the dollar amounts reported as average CAP to the non-PEO NEOs as a group, were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO and NEOs during the applicable fiscal year. The valuation methodologies and assumptions used when calculating the equity values included in CAP are not materially different than those used when calculating the amounts included in the SCT. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the SCT for the PEO and Average SCT Total for the non-PEO NEOs for each applicable year to determine the CAP for our PEO and non-PEO NEOs for each such year:

Adjustments to PEO SCT Total
and Non-PEO NEO Average SCT Total

Year	PEO or NEOs	Reported Summary Compensation Table Total	Less Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value as of Fiscal Year- End from Prior Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Covered Fiscal Year
Plus/(Minus)
Change in Fair
Value as of
vesting Date
from Prior
Fiscal Year-
End of Option
Awards and
Stock Awards
Granted in
Prior Fiscal
Years for
Which
Applicable
Vesting
Conditions
Were Satisfied
During Fiscal
Year
								Less Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or other Earnings or Paid on Stock or Option Awards Not Otherwise Reflected in Total Compensation	Equals Compensation Actually Paid

2023	PEO	$6,601,404	$2,912,479	$2,738,976	($125,628)	($281,544)	$0	$0	$0	$6,020,729

2023	NEOs	$2,939,369	$949,975	$892,563	($58,396)	($115,775)	$0	$0	$0	$2,707,786

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and TSR
The below chart reflects the relationship between the “compensation actually paid” to the PEO and the average of the “compensation actually paid” to the non-PEO NEOs, Spirit’s cumulative TSR and the cumulative TSR of our selected peer group—NYSE ARCA Airline Industry Index:

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Income
The below chart reflects the relationship between the “compensation actually paid” to the PEO and the average of the “compensation actually paid” to the non-PEO NEOs and Spirit’s net income (loss):

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and the Company-Selected Measure (CASM)
The below chart reflects the relationship between the “compensation actually paid” to the PEO and the average of the “compensation actually paid” to the non-PEO NEOs and Spirit’s CASM ex-fuel for the applicable fiscal year:

Total Shareholder Return Vs Peer Group
Relationship Between CAP and TSR
The below chart reflects the relationship between the “compensation actually paid” to the PEO and the average of the “compensation actually paid” to the non-PEO NEOs, Spirit’s cumulative TSR and the cumulative TSR of our selected peer group—NYSE ARCA Airline Industry Index:

Tabular List, Table
The following performance measures represent the Company’s most important performance measures used by the Company in 2023 to link compensation actually paid to our NEOs to Company performance, as further described and defined in the Compensation Discussion and Analysis.

Most Important Performance Measures for 2023

CASM ex-fuel

Adjusted EBITDA

Adjusted Operating Margin

A:14 Ranking

Total Shareholder Return Amount	$ 43.7	48.33	54.2	60.65
Peer Group Total Shareholder Return Amount	61.6	48.03	74.24	75.55
Net Income (Loss)	$ (447,464,000)	$ (544,150,000)	$ (472,569,000)	$ (428,700,000)
Company Selected Measure Amount	0.0706	0.0673	0.0674	0.079
PEO Name	Edward M. Christie III
Measure:: 1
Pay vs Performance Disclosure
Name	CASM ex-fuel
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	A:14 Ranking
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,912,479
PEO | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,738,976
PEO | Change in Fair Value as of Fiscal Year End from Prior Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,628)
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(281,544)
PEO | Change in Fair Value as of vesting Date from Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or other Earnings or Paid on Stock or Option Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	949,975
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	892,563
Non-PEO NEO | Change in Fair Value as of Fiscal Year End from Prior Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,396)
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,775)
Non-PEO NEO | Change in Fair Value as of vesting Date from Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or other Earnings or Paid on Stock or Option Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0